Stock Purchase and Award Plans , ESPP, Valuation Assumptions and Compensation Expense (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Apr. 25, 2014		Apr. 26, 2013		Apr. 27, 2012
Fair Value Assumptions Used in Black-Scholes Model
Weighted average fair value of options granted (per share)	$ 12.00		$ 7.42		$ 6.88
Expected life (years)	6 years 4 months 24 days	[1]	6 years 6 months	[1]	6 years 4 months 24 days	[1]
Risk-free interest rate	1.88%	[2]	0.94%	[2]	1.82%	[2]
Volatility	25.20%	[3]	26.22%	[3]	25.97%	[3]
Dividend yield	2.02%	[4]	2.64%	[4]	2.78%	[4]
Stock-based Compensation Expense by Plan
Stock-based compensation expense	$ 145		$ 152		$ 161
Income tax benefits	(40)		(43)		(45)
Total stock-based compensation expense, net of tax	105		109		116
Cost of Products Sold
Stock-based Compensation Expense by Plan
Stock-based compensation expense	14		12		12
Research and Development Expense
Stock-based Compensation Expense by Plan
Stock-based compensation expense	27		31		29
Selling, General and Administrative Expense
Stock-based Compensation Expense by Plan
Stock-based compensation expense	104		109		118
Physio-Control Divestiture-related Costs
Stock-based Compensation Expense by Plan
Stock-based compensation expense	0		0		2
Stock Options
Share-based Payments
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years
Stock-based Compensation Expense by Plan
Stock-based compensation expense	34		44		60
Restricted Stock Awards
Share-based Payments
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years
Stock-based Compensation Expense by Plan
Stock-based compensation expense	98		96		86
Performance-Based Restricted Stock Award
Share-based Payments
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Employees Stock Purchase Plan
Employees Stock Purchase Plan
Maximum employee contribution rate	10.00%
Purchase price of common stock as a percentage of its fair market value	85.00%
Shares purchased by employees (in shares)	2
Average purchase price	$ 47.32
Amount withheld to purchase common stock	6
Shares available for future purchase (in shares)	6
The discount rate from market value on purchase date	15.00%
Stock-based Compensation Expense by Plan
Stock-based compensation expense	13		12		13
Physio-Control Award Acceleration
Stock-based Compensation Expense by Plan
Stock-based compensation expense	$ 0		$ 0		$ 2
2013 Plan
Share-based Payments
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	70

[1]	Expected life: The Company analyzes historical employee stock option exercise and termination data to estimate the expected life assumption. The Company calculates the expected life assumption using the midpoint scenario, which combines historical exercise data with hypothetical exercise data, as the Company believes this data currently represents the best estimate of the expected life of a new employee option. The Company also stratifies its employee population into two groups based upon distinctive exercise behavior patterns.
[2]	Risk-free interest rate: The rate is based on the grant date yield of a zero-coupon U.S. Treasury bond whose maturity period equals the expected term of the option.
[3]	Volatility: Expected volatility is based on a blend of historical volatility and an implied volatility of the Company's common stock. Implied volatility is based on market traded options of the Company's common stock.
[4]	Dividend yield: The dividend yield rate is calculated by dividing the Company's annual dividend, based on the most recent quarterly dividend rate, by the closing stock price on the grant date.